Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information	6 Months Ended
Jun. 30, 2020
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information

1. Introduction, basis for the presentation of the condensed interim consolidated financial statements and other information

1.1 Introduction

Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank” or “BBVA") is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.

The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4, Bilbao) as noted on its web site (www.bbva.com).

In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, “the Group” or “the BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare consolidated financial statements comprising all consolidated subsidiaries of the Group.

The consolidated Financial Statements of the BBVA Group for the year ended December 31, 2019 were authorized for issue on February 28, 2020.

1.2 Basis for the presentation of the condensed interim consolidated financial statements

The BBVA Group’s condensed interim consolidated financial statements (hereinafter, the “consolidated Financial Statements”) are presented in accordance with the International Accounting Standard “Interim Financial Reporting” (“IAS 34”) and have been prepared by the Board of Directors at its meeting held on July 29, 2020. In accordance with IAS 34, the interim financial information is prepared solely for the purpose of updating the last annual consolidated Financial Statements, focusing on new activities, events and circumstances that occurred during the period without duplicating the information previously published in those consolidated Financial Statements.

Therefore, the accompanying consolidated Financial Statements do not include all information required by a complete set of consolidated Financial Statements prepared in accordance with International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”), consequently for an appropriate understanding of the information included in them, they should be read together with the consolidated Financial Statements of the Group as of and for the year ended December 31, 2019.

The aforementioned annual consolidated Financial Statements were prepared in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”) applicable as of December 31, 2019, considering the Bank of Spain Circular 4/2017, (as amended thereafter) and any other legislation governing financial reporting applicable to the Group in Spain.

The accompanying consolidated Financial Statements were prepared applying principles of consolidation, accounting policies and valuation criteria, which, as described in Note 2, are the same as those applied in the consolidated Financial Statements of the Group as of and for the year ended December 31, 2019, taking into consideration the new Standards and Interpretations that became effective from January 1, 2020 (see Note 2.1), so that they present fairly the Group’s consolidated equity and financial position as of June 30, 2020, together with the consolidated results of its transactions and the consolidated cash flows generated by the Group during the six months ended June 30, 2020.

The consolidated Financial Statements and explanatory notes were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. They include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the entities in the Group.

All effective accounting standards and valuation criteria with a significant effect in the consolidated Financial Statements were applied in their preparation.

The amounts reflected in the accompanying consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Therefore, some items that appear without a balance in these consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.

The percentage changes in amounts have been calculated using figures expressed in thousands of euros.

When determining the information to disclose about various items of the consolidated financial statements, the Group, in accordance with IAS 34, has taken into account their materiality in relation to the consolidated financial statements.

1.3 Comparative information

Hyperinflationary economies

Considering the interpretation issued by the International Financial Reporting Interpretations Committee (IFRIC) in its “IFRIC Update” of March 2020 on IAS 29 “Financial information in hyperinflationary economies”, the Group made an accounting policy change which involves recording the differences generated when translating the restated financial statements of the subsidiaries in hyperinflationary economies into euros in the line item “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Foreign currency translation” of our consolidated balance sheet.

In order to make the information as of December 31, 2019 comparable with information as of June 30, 2020, the former has been restated by reclassifying €2,985 million from “Shareholders’ funds – Retained earnings” and €6 million from “Shareholders’ funds – Other reserves” to “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Foreign currency translation”.

The reclassification has been recorded as “Effect of changes in accounting policies” under the balance as of January 1, 2019 in the consolidated statement of changes in equity for the six-month period ended June 30, 2019.

IFRS 9 – collection of interest on impaired financial assets

As a consequence of the application of the interpretation issued by the IFRIC in its “IFRIC Update” of March 2019 regarding the collection of interest on impaired financial assets under IFRS 9, such collections are presented since 2020 as reductions in credit-related write-offs whereas previously they were included as interest income. In order to make the information for the six months ended June 30, 2019 comparable with the information for the six months ended June 30, 2020, the unaudited condensed interim consolidated income statement for the six months ended June 30, 2019 has been restated by recognizing a €45 million reduction in the heading “Interest and other income” and a €45 million increase in the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification”. This reclassification has had no impact on the profit for the period for the six months ended June 30, 2019 or on the consolidated total equity as of June 30, 2019.

1.4 Seasonal nature of income and expense

The nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.

1.5 Management and impacts of the COVID-19 pandemic

The appearance of the Coronavirus COVID-19 in China and its global expansion to a large number of countries, has motivated the viral outbreak to be classified as a global pandemic by the World Health Organization since last March 11, 2020. The pandemic has affected and continues to adversely affect the world economy and economic activity and conditions in the countries in which the Group operates, leading many of them to economic recession.

In this pandemic situation, BBVA has focused its attention on ensuring the continuity of the business operational security as a priority and monitoring the impacts on the business and on the risks of the Group (such as the impacts on results, capital or liquidity). Additionally, BBVA adopted from the beginning a series of measures to support its main interest groups. In this sense, the purpose and the Group's long-term strategic priorities remain the same and are even reinforced, with a commitment to technology and data-driven decision-making.

With the aim of mitigating the impact of COVID-19, various European and International bodies have made pronouncements aimed at allowing greater flexibility in the implementation of the accounting and prudential frameworks. The BBVA Group has taken these pronouncements into consideration when preparing this report (see Note 6.2.1).

The main impacts of COVID-19 pandemic in the BBVA Group's consolidated Financial Statements are detailed in the following explanatory notes:

•Note 1.6 includes information on the consideration of the COVID-19 pandemic in the estimates made.

•Note 4 mentions the amendment of the Group’s shareholder remuneration policy, in accordance with the recommendation issued by the European Central Bank, which no longer pays any amount as a dividend for the financial year 2020 until as long as the uncertainties generated by the pandemic remain.

•Note 6.1 details the main risks associated with the pandemic as well as the impacts that have occurred both in the activity and in the consolidated financial statements for the first half of 2020.

•Note 6.2 includes information related to the initiatives carried out by the Group to help the most affected clients, jointly with the corresponding governments. Likewise, it contains, among others, information regarding the number of operations and the amount corresponding to moratorium measures, both public and private, granted by the Group worldwide.

•Note 6.3 presents information regarding the impact on liquidity and financing risk.

•Note 17.1 includes information concerning the impairment of the goodwill in the United States carried out for the six months ended June 30, 2020, mainly due to the impact of COVID-19 in updating the macroeconomic scenario and the expected evolution of interest rates.

•Note 29 includes information with regard to the impact on the Group's capital.

1.6 Responsibility for the information and for the estimates made

The information contained in the BBVA Group’s consolidated Financial Statements is the responsibility of the Group’s Directors.

Estimates were required to be made at times when preparing these consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expense and commitments. These estimates relate mainly to the following:

•Loss allowances on certain financial assets (see Notes 6, 12, 13 and 15).

•The assumptions used to quantify certain provisions (see Notes 22 and 23) and for the actuarial calculation of post-employment benefit liabilities and commitments (see Note 24).

•The useful life and impairment losses of tangible and intangible assets (see Notes 16, 17, 19 and 20).

•The valuation of goodwill and price allocation of business combinations (see Note 17).

•The fair value of certain unlisted financial assets and liabilities (see Note 7, 9, 10, 11, 12 and 14).

•The recoverability of deferred tax assets (see Note 18).

On March 11, 2020, COVID-19 was declared as a global pandemic by the World Health Organization (see Note 1.5). The great uncertainty associated to the unprecedented nature of this pandemic entails a greater complexity of developing reliable estimations and applying judgment.

Therefore, these estimates have been made on the basis of the best available information on the matters analyzed, as of June 30, 2020. However, it is possible that events may take place in the future which could make it necessary to amend these estimations (upward or downward), which would be carried out prospectively, recognizing the effects of the change in estimation in the corresponding consolidated income statement.